Commitments and Contingencies (Details Textual) € in Thousands						1 Months Ended											12 Months Ended
	Apr. 16, 2019 USD ($)	Apr. 12, 2019 USD ($)	Jan. 02, 2019 CNY (¥)	Sep. 01, 2017 CNY (¥)	Oct. 13, 2015	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 18, 2018 CNY (¥)	Apr. 30, 2018 CNY (¥)	Apr. 26, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 29, 2018 CNY (¥)	Nov. 17, 2017 EUR (€)	Aug. 25, 2017 EUR (€)	Feb. 29, 2016 USD ($)	Jun. 30, 2014 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 USD ($)
Contractual Obligation							¥ 5,477,415								$ 10,000,000		¥ 5,477,415				$ 796,656					$ 7,500,000	$ 10,000,000
Payments for Other Fees | $															$ 7,500,000
Loss Contingency, Damages Sought, Value													€ 24,064	€ 24,064		€ 1,000				¥ 59,000,000
Notes Payable																			¥ 65,700,000
Percentage Of Outstanding Medium Term Notes																			3.70%				3.70%
Deferred Tax Assets, Valuation Allowance							3,819,978,000										3,819,978,000		¥ 3,619,020,000	3,352,131,000	555,592,000		$ 526,365,000	$ 0	¥ 2,691,684,000
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months							2,272,952,000										¥ 2,272,952,000				$ 330,587,000
Rate Of Penalty Charge, Percentage																	0.021%	0.021%
Increase Decrease in Loss Contingency Damages Sought Value | €														€ 23,064
Percentage Of Interest On Damages													8.00%
Medium-term Notes [Member]
Rate Of Penalty Charge, Percentage					0.021%
Tianwei Yingli [Member]
Loss Contingency, Damages Sought, Value				¥ 74,400,000															74,400,000
Percentage Of Outstanding Medium Term Notes				3.70%
Tianwei Yingli [Member] | Note Holder B [Member]
Loss Contingency, Damages Sought, Value									¥ 17,300,000	¥ 110,000,000
Notes Payable									¥ 110,000,000													$ 110,000,000
Percentage Of Outstanding Medium Term Notes									6.30%	6.30%												6.30%
Tianwei Yingli [Member] | Note Holder C [Member]
Loss Contingency, Damages Sought, Value							76,000,000	¥ 60,000,000
Notes Payable							¥ 60,000,000										¥ 60,000,000
Percentage Of Outstanding Medium Term Notes							3.40%	3.40%									3.40%				3.40%
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months | $	$ 76,000,000
Rate Of Penalty Charge, Percentage	0.021%
Tianwei Yingli [Member] | Note Holder D [Member]
Loss Contingency, Damages Sought, Value			¥ 300,000,000			¥ 434,400,000
Notes Payable						¥ 300,000,000
Percentage Of Outstanding Medium Term Notes			17.10%			17.10%
Long Term Debt Maturities Repayments Of Principal And Interest In Next Twelve Months | $		$ 318,000,000
Rate Of Penalty Charge, Percentage		0.021%
Tianwei Yingli [Member] | Medium-term Notes [Member]
Notes Payable				¥ 65,700,000
Percentage Of Outstanding Medium Term Notes				3.70%
Hainan Yingli [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						4.76%
Hainan Yingli [Member] | Suit One [Member]
Loss Contingency, Damages Sought, Value						¥ 177,093,000
Hainan Yingli [Member] | Suit Two [Member]
Loss Contingency, Damages Sought, Value						¥ 133,808,000
Subsequent Event [Member] | Debt Repayment Obligation [Member]
Loss Contingency, Damages Sought, Value											¥ 106,400,000
Subsequent Event [Member] | Principal Amount In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value											98,000,000
Subsequent Event [Member] | Unpaid Interest In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value											¥ 8,400,000
Subsequent Event [Member] | Three Rural Credit Cooperative Unions [Member] | Debt Repayment Obligation [Member]
Loss Contingency, Damages Sought, Value												¥ 106,000,000
Subsequent Event [Member] | Three Rural Credit Cooperative Unions [Member] | Principal Amount In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value												98,000,000
Subsequent Event [Member] | Three Rural Credit Cooperative Unions [Member] | Unpaid Interest In Debt Obligation [Member]
Loss Contingency, Damages Sought, Value												¥ 8,370,000
Polysilicon [Member]
Unrecorded Unconditional Purchase Obligation, Purchases																	¥ 27,495	$ 3,999	¥ 172,433	¥ 238,182
Property, Plant and Equipment, Other Types [Member] | Take Or Pay Arrangements [Member]
Long-term Purchase Commitment, Amount																	¥ 847,400,000	$ 123,200,000